CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Equity Balance, Value at Dec. 31, 2013	$ 170,000	$ 174,265,215	$ 2,098,618	$ 176,533,833
Equity Balance, Shares at Dec. 31, 2013	170,000
Comprehensive Income (Loss):
Net Income (Loss)		33,333,746		33,333,746
Other Comprehensive Income (Loss)			6,136,209	6,136,209
Total Comprehensive Income (Loss)				39,469,955
Cash Distributions Paid		(23,375,402)		(23,375,402)
Equity Balance, Value at Dec. 31, 2014	$ 170,000	204,613,711	3,663,475	208,447,186
Equity Balance, Shares at Dec. 31, 2014	170,000
Comprehensive Income (Loss):
Net Income (Loss)		25,865,673		25,865,673
Other Comprehensive Income (Loss)			479,511	479,511
Total Comprehensive Income (Loss)				26,345,184
Cash Distributions Paid		(10,302,002)		(10,302,002)
Equity Balance, Value at Dec. 31, 2015	$ 170,000	$ 220,177,382	$ 4,142,986	$ 224,490,368
Equity Balance, Shares at Dec. 31, 2015	170,000